OPERATING SEGMENTS - Operating Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	$ 915,911	$ 747,495
Production costs	(267,432)	(288,315)
Royalty expense	(26,418)	(21,396)
Depletion and depreciation	(133,718)	(148,655)
Earnings (loss) from mine operations	488,343	289,129
General and administrative	(31,565)	(25,646)
Transaction costs	0	(397)
Exploration and evaluation	(66,614)	(48,411)
Care and maintenance	(3,081)	(11,877)
Earnings (loss) from operations	387,083	202,798
Other income	5,130	3,376
Finance income	5,714	2,111
Finance costs	(3,617)	(12,206)
Earnings before taxes from continuing operations	394,310	196,079
Total capital expenditures	302,299	156,803
Total assets	1,710,160	1,485,800
Total liabilities	447,054	328,204
Mining interest
Disclosure of operating segments [line items]
Total capital expenditures	174,970	85,643
Plant and equipment
Disclosure of operating segments [line items]
Total capital expenditures	127,329	71,160
Corporate and other
Disclosure of operating segments [line items]
Depletion and depreciation	(5)	(2)
Earnings (loss) from mine operations	(5)	(2)
General and administrative	(31,565)	(25,646)
Transaction costs		(397)
Earnings (loss) from operations	(31,570)	(26,045)
Total assets	236,442	257,459
Total liabilities	37,983	12,855
Total Canadian Operations | Operating segments | Macassa Mine
Disclosure of operating segments [line items]
Revenue	307,807	247,104
Production costs	(102,845)	(102,743)
Royalty expense	(9,074)	(5,377)
Depletion and depreciation	(45,861)	(38,015)
Earnings (loss) from mine operations	150,027	100,969
Exploration and evaluation	(4,090)	(10,756)
Earnings (loss) from operations	145,937	90,213
Total capital expenditures	126,350	53,344
Total assets	531,457	562,752
Total liabilities	204,160	117,119
Total Canadian Operations | Operating segments | Macassa Mine | Mining interest
Disclosure of operating segments [line items]
Total capital expenditures	67,079	28,079
Total Canadian Operations | Operating segments | Macassa Mine | Plant and equipment
Disclosure of operating segments [line items]
Total capital expenditures	59,271	25,265
Total Canadian Operations | Operating segments | Holt Complex
Disclosure of operating segments [line items]
Revenue	164,045	145,892
Production costs	(88,844)	(77,299)
Royalty expense	(8,352)	(9,586)
Depletion and depreciation	(25,500)	(22,576)
Earnings (loss) from mine operations	41,349	36,431
Exploration and evaluation	(6,232)	(7,780)
Care and maintenance	(2,832)	(2,290)
Earnings (loss) from operations	32,285	26,361
Total capital expenditures	42,509	33,348
Total assets	196,176	92,168
Total liabilities	51,466	46,348
Total Canadian Operations | Operating segments | Holt Complex | Mining interest
Disclosure of operating segments [line items]
Total capital expenditures	26,001	17,226
Total Canadian Operations | Operating segments | Holt Complex | Plant and equipment
Disclosure of operating segments [line items]
Total capital expenditures	16,508	16,122
Total Australian Operations | Operating segments | Fosterville
Disclosure of operating segments [line items]
Revenue	444,059	327,055
Production costs	(75,743)	(70,906)
Royalty expense	(8,992)	(6,433)
Depletion and depreciation	(60,167)	(82,589)
Earnings (loss) from mine operations	299,157	167,127
Exploration and evaluation	(26,481)	(21,400)
Earnings (loss) from operations	272,676	145,727
Total capital expenditures	105,057	62,585
Total assets	436,616	433,385
Total liabilities	122,324	116,929
Total Australian Operations | Operating segments | Fosterville | Mining interest
Disclosure of operating segments [line items]
Total capital expenditures	58,650	34,641
Total Australian Operations | Operating segments | Fosterville | Plant and equipment
Disclosure of operating segments [line items]
Total capital expenditures	46,407	27,944
Total Australian Operations | Operating segments | Northern Territory
Disclosure of operating segments [line items]
Revenue		27,444
Production costs		(37,367)
Depletion and depreciation	(2,185)	(5,473)
Earnings (loss) from mine operations	(2,185)	(15,396)
Exploration and evaluation	(29,811)	(8,475)
Care and maintenance	(249)	(9,587)
Earnings (loss) from operations	(32,245)	(33,458)
Total capital expenditures	28,383	7,526
Total assets	309,469	140,036
Total liabilities	31,121	34,953
Total Australian Operations | Operating segments | Northern Territory | Mining interest
Disclosure of operating segments [line items]
Total capital expenditures	23,240	5,697
Total Australian Operations | Operating segments | Northern Territory | Plant and equipment
Disclosure of operating segments [line items]
Total capital expenditures	$ 5,143	$ 1,829